Average Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Class III - Return Before Taxes
May 30, 2024
Average Annual Return:
Past 1 year	4.86%
Past 5 years	1.73%
Past 10 years	1.15%